SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 34,541	$ 29,784
COMIBOL contract obligations (note 9(a))	7,167	8,608
Accrued liabilities	12,861	8,997
Balance, end of year	54,569	47,389
Less: current portion	(47,402)	(38,781)
Non-current portion	$ 7,167	$ 8,608